Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
July 31, 2023
USL-NPRT1-0923
1.9896231.103
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	83,140	1,207,193
Verizon Communications, Inc.	41,127	1,401,608
		2,608,801
Entertainment - 2.5%
Activision Blizzard, Inc.	20,878	1,936,643
Electronic Arts, Inc.	12,126	1,653,380
World Wrestling Entertainment, Inc. Class A (a)	14,200	1,491,000
		5,081,023
Media - 0.4%
Comcast Corp. Class A	17,557	794,630
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (b)	14,358	1,978,102
TOTAL COMMUNICATION SERVICES		10,462,556
CONSUMER DISCRETIONARY - 4.6%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (b)	13,332	1,447,189
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	6,295	1,845,694
Yum! Brands, Inc.	12,151	1,672,828
		3,518,522
Specialty Retail - 2.2%
Murphy U.S.A., Inc.	3,924	1,204,786
O'Reilly Automotive, Inc. (b)	1,623	1,502,557
TJX Companies, Inc.	20,100	1,739,253
		4,446,596
TOTAL CONSUMER DISCRETIONARY		9,412,307
CONSUMER STAPLES - 16.1%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.)	4,507	1,229,510
Keurig Dr. Pepper, Inc.	45,470	1,546,435
Monster Beverage Corp.	35,128	2,019,509
The Coca-Cola Co.	26,959	1,669,571
		6,465,025
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings, Inc. (b)	13,000	862,030
Dollar Tree, Inc. (b)	7,152	1,103,768
Sprouts Farmers Market LLC (b)	30,400	1,193,200
Walmart, Inc.	11,656	1,863,328
		5,022,326
Food Products - 5.8%
Archer Daniels Midland Co.	16,519	1,403,454
Bunge Ltd.	9,089	987,702
Ingredion, Inc.	17,962	1,998,452
McCormick & Co., Inc. (non-vtg.)	17,514	1,567,153
Mondelez International, Inc.	28,056	2,079,791
Nestle SA (Reg. S)	11,404	1,397,209
The Hershey Co.	7,666	1,773,222
Tyson Foods, Inc. Class A	10,709	596,705
		11,803,688
Household Products - 3.7%
Colgate-Palmolive Co.	20,651	1,574,845
Kimberly-Clark Corp.	5,100	658,410
Procter & Gamble Co.	12,021	1,878,882
Reynolds Consumer Products, Inc.	62,143	1,720,118
The Clorox Co.	12,092	1,831,696
		7,663,951
Tobacco - 0.9%
Philip Morris International, Inc.	18,761	1,870,847
TOTAL CONSUMER STAPLES		32,825,837
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Exxon Mobil Corp.	17,000	1,823,080
FINANCIALS - 12.1%
Banks - 0.4%
1st Source Corp.	8,539	400,479
Community Trust Bancorp, Inc.	13,788	529,183
		929,662
Capital Markets - 1.6%
Cboe Global Markets, Inc.	16,267	2,272,175
Intercontinental Exchange, Inc.	9,247	1,061,556
		3,333,731
Financial Services - 1.8%
MasterCard, Inc. Class A	4,695	1,851,145
Visa, Inc. Class A	7,601	1,806,986
		3,658,131
Insurance - 8.3%
American Financial Group, Inc.	11,144	1,355,222
Arthur J. Gallagher & Co.	8,085	1,736,658
Brown & Brown, Inc.	23,003	1,620,561
Chubb Ltd.	8,000	1,635,280
Everest Re Group Ltd.	4,238	1,527,841
Globe Life, Inc.	7,128	799,548
Hartford Financial Services Group, Inc.	14,252	1,024,434
Marsh & McLennan Companies, Inc.	11,664	2,197,731
Progressive Corp.	11,097	1,398,000
Selective Insurance Group, Inc.	17,626	1,818,827
The Travelers Companies, Inc.	10,313	1,780,127
		16,894,229
TOTAL FINANCIALS		24,815,753
HEALTH CARE - 23.6%
Biotechnology - 6.7%
AbbVie, Inc.	10,358	1,549,350
Alkermes PLC (b)	21,500	629,520
Biogen, Inc. (b)	4,800	1,296,912
Exelixis, Inc. (b)	80,289	1,582,496
Gilead Sciences, Inc.	18,689	1,422,980
Incyte Corp. (b)	22,065	1,405,982
Regeneron Pharmaceuticals, Inc. (b)	2,436	1,807,293
United Therapeutics Corp. (b)	5,879	1,426,951
Vertex Pharmaceuticals, Inc. (b)	7,212	2,541,076
		13,662,560
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	6,324	1,761,993
Boston Scientific Corp. (b)	27,632	1,432,719
		3,194,712
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	9,238	1,726,582
Chemed Corp.	2,800	1,459,052
Cigna Group	6,357	1,875,951
CVS Health Corp.	5,806	433,650
Elevance Health, Inc.	3,213	1,515,347
Humana, Inc.	3,974	1,815,442
Quest Diagnostics, Inc.	10,900	1,473,789
UnitedHealth Group, Inc.	3,821	1,934,840
		12,234,653
Life Sciences Tools & Services - 2.7%
Danaher Corp.	7,072	1,803,784
QIAGEN NV (b)	33,232	1,555,922
Thermo Fisher Scientific, Inc.	3,996	2,192,445
		5,552,151
Pharmaceuticals - 6.6%
AstraZeneca PLC (United Kingdom)	13,232	1,901,124
Bristol-Myers Squibb Co.	24,744	1,538,829
Eli Lilly & Co.	4,789	2,176,840
Johnson & Johnson	9,067	1,518,995
Merck & Co., Inc.	17,301	1,845,152
Roche Holding AG (participation certificate)	4,214	1,306,557
Royalty Pharma PLC	37,249	1,168,874
Sanofi SA sponsored ADR	39,887	2,128,769
		13,585,140
TOTAL HEALTH CARE		48,229,216
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	3,653	1,630,590
Northrop Grumman Corp.	3,975	1,768,875
		3,399,465
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	4,926	921,802
Commercial Services & Supplies - 2.1%
Republic Services, Inc.	13,276	2,006,136
Waste Connections, Inc. (United States)	15,863	2,239,380
		4,245,516
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (b)	5,500	190,575
Ground Transportation - 1.2%
Landstar System, Inc.	12,571	2,559,329
Machinery - 1.2%
Federal Signal Corp.	19,500	1,191,255
IDEX Corp.	5,799	1,309,472
		2,500,727
Professional Services - 4.2%
Booz Allen Hamilton Holding Corp. Class A	19,501	2,361,181
CACI International, Inc. Class A (b)	5,172	1,812,476
FTI Consulting, Inc. (b)	10,050	1,760,358
Maximus, Inc.	9,087	761,127
Science Applications International Corp.	15,389	1,867,301
		8,562,443
TOTAL INDUSTRIALS		22,379,857
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.2%
Cisco Systems, Inc.	34,032	1,771,025
Juniper Networks, Inc.	45,612	1,268,014
Motorola Solutions, Inc.	5,300	1,519,139
		4,558,178
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. Class A	6,099	538,603
Insight Enterprises, Inc. (b)	13,779	2,021,242
Keyence Corp.	3,094	1,404,212
		3,964,057
IT Services - 4.4%
Accenture PLC Class A	7,253	2,294,487
Akamai Technologies, Inc. (b)	16,088	1,520,316
Amdocs Ltd.	19,072	1,785,902
Cognizant Technology Solutions Corp. Class A	23,770	1,569,533
IBM Corp.	11,800	1,701,324
		8,871,562
Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (b)	5,100	412,080
Software - 7.5%
Black Knight, Inc. (b)	26,800	1,884,576
Blackbaud, Inc. (b)	19,742	1,489,534
CCC Intelligent Solutions Holdings, Inc. Class A (b)	140,200	1,545,004
Microsoft Corp.	6,088	2,045,081
Oracle Corp.	16,500	1,934,295
PTC, Inc. (b)	12,300	1,793,463
Roper Technologies, Inc.	4,176	2,058,977
Salesforce, Inc. (b)	7,100	1,597,571
SAP SE sponsored ADR	7,770	1,059,440
		15,407,941
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	8,063	1,583,976
FUJIFILM Holdings Corp. ADR	15,538	902,699
		2,486,675
TOTAL INFORMATION TECHNOLOGY		35,700,493
MATERIALS - 2.3%
Chemicals - 1.7%
Corteva, Inc.	24,815	1,400,310
Linde PLC	5,386	2,104,149
		3,504,459
Containers & Packaging - 0.3%
Aptargroup, Inc.	5,218	633,778
Metals & Mining - 0.3%
Newmont Corp.	13,300	570,836
TOTAL MATERIALS		4,709,073
UTILITIES - 6.8%
Electric Utilities - 3.9%
Allete, Inc.	24,600	1,412,778
IDACORP, Inc.	15,334	1,576,642
PNM Resources, Inc.	37,335	1,673,355
PPL Corp.	54,537	1,501,404
Southern Co.	26,865	1,943,414
		8,107,593
Gas Utilities - 0.8%
Atmos Energy Corp.	12,900	1,570,059
Multi-Utilities - 2.1%
NorthWestern Energy Corp.	27,237	1,538,073
Public Service Enterprise Group, Inc.	17,574	1,109,271
Sempra Energy	10,720	1,597,494
		4,244,838
TOTAL UTILITIES		13,922,490
TOTAL COMMON STOCKS (Cost $176,087,643)		204,280,662

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	1,062,052	1,062,264
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	616,963	617,025
TOTAL MONEY MARKET FUNDS (Cost $1,679,289)		1,679,289

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $177,766,932)	205,959,951
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(1,468,447)
NET ASSETS - 100.0%	204,491,504

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	255,294	5,488,973	4,682,003	4,656	-	-	1,062,264	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	1,701,129	2,520,465	3,604,569	3,403	-	-	617,025	0.0%
Total	1,956,423	8,009,438	8,286,572	8,059	-	-	1,679,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.